Pioneer Variable Contracts Trust
Pioneer Real Estate Shares

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  September 30, 2022

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 103.2%
	Common Stocks — 98.7% of Net Assets
	Equity Real Estate Investment Trusts (REITs) — 98.0%
7,173	Agree Realty Corp.	$ 484,751
9,344	American Homes 4 Rent, Class A	306,577
4,708	Apartment Income REIT Corp.	181,823
15,251	Apartment Investment and Management Co., Class A	111,332
40,901	Apple Hospitality REIT, Inc.	575,068
8,996	Armada Hoffler Properties, Inc.	93,378
15,487(a)	Ashford Hospitality Trust, Inc.	105,466
21,318	Brixmor Property Group, Inc.	393,743
2,569	Camden Property Trust	306,867
3,327	CBL & Associates Properties, Inc.	85,204
6,516	Corporate Office Properties Trust	151,367
6,683	CubeSmart	267,721
3,937	EastGroup Properties, Inc.	568,267
13,512	Equity Commonwealth	329,152
7,807	Equity LifeStyle Properties, Inc.	490,592
5,094	Extra Space Storage, Inc.	879,785
18,517	Farmland Partners, Inc.	234,610
18,088	Gaming and Leisure Properties, Inc.	800,213
4,719	Getty Realty Corp.	126,894
20,234	Invitation Homes, Inc.	683,302
10,545	Iron Mountain, Inc.	463,664
34,728	Kimco Realty Corp.	639,343
3,071	Life Storage, Inc.	340,144
4,207	Mid-America Apartment Communities, Inc.	652,380
7,329	National Health Investors, Inc.	414,308
7,491	National Storage Affiliates Trust	311,476
19,127	Omega Healthcare Investors, Inc.	564,055
4,460	Phillips Edison & Co., Inc.	125,103
4,329	Plymouth Industrial REIT, Inc.	72,771
13,254	Prologis, Inc.	1,346,606
2,862	Public Storage	838,022
13,953	Realty Income Corp.	812,065
12,257	Rexford Industrial Realty, Inc.	637,364
1,781	Ryman Hospitality Properties, Inc.	131,064
729	SBA Communications Corp.	207,510
3,004	Sun Communities, Inc.	406,531
10,822	Welltower, Inc.	696,071
4,195	WP Carey, Inc.	292,811
	Total Equity Real Estate Investment Trusts (REITs)	$16,127,400
	Household Durables — 0.7%
1,674	Lennar Corp., Class A	$ 124,797
	Total Household Durables	$124,797
	Total Common Stocks (Cost $16,027,827)	$16,252,197

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value

	SHORT TERM INVESTMENTS — 4.5% of Net Assets
	Open-End Fund — 4.5%
734,377(b)	Dreyfus Government Cash Management, Institutional Shares, 2.75%	$ 734,377
		$734,377
	TOTAL SHORT TERM INVESTMENTS (Cost $734,377)	$734,377
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 103.2% (Cost $16,762,204)	$16,986,574
	OTHER ASSETS AND LIABILITIES — (3.2)%	$(523,812)
	net assets — 100.0%	$16,462,762

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2022.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2022, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$16,252,197	$—	$—	$16,252,197
Open-End Fund	734,377	—	—	734,377
Total Investments in Securities	$16,986,574	$—	$—	$16,986,574
During the period ended September 30, 2022, there were no transfers in or out of Level 3.
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